Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
14.	LEASES

The Group has lease contracts of properties and used in its operation with lease terms between 3 and 5 years.

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the Relevant Periods are as follows:

	Offices	Office equipment	Total
	$’000	$’000	$’000
As of January 1, 2024	1,132	22	1,154
Additions	687	0	687
Depreciation provided during the year	(851)	(15)	(866)
Exchange differences	(13)	(0)	(13)
As of December 31, 2024	955	7	962

	Offices	Office equipment	Total
	$’000	$’000	$’000
As of January 1, 2025	955	7	962
Modification	1,458	-	1,458
Depreciation provided during the year	(643)	(7)	(650)
Exchange differences	31	-	31
As of December 31, 2025	1,801	-	1,801
(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the Relevant Periods are as follows:

Lease liabilities
$’000
As of January 1, 2024	(1,191)
Additions	(687)
Accretion of interest recognized during the year	(50)
Payments	1,020
Exchange differences	12
As of December 31, 2024	(896)
As of January 1, 2025	(896)
Modification	(1,458)
Accretion of interest recognized during the year	(42)
Payments	633
Exchange differences	(31)
As of December 31, 2025	(1,794)

	As of December 31,
	2024	2025
	$’000	$’000
Analyzed into:
Current portion	471	667
Non-current portion	425	1,127
Total	896	1,794

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	Year ended December 31,
	2023	2024	2025
	$’000	$’000	$’000
Interest on lease liabilities	83	50	42
Depreciation charge of right-of-use assets	984	866	650
Total amount recognized in profit or loss	1,067	916	692